Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share
Year Ended December 31,	2024	2023	2022
Net loss for the year	$(6,797,718)	$(21,885,410)	$4,329,342
Net loss per share - basic and diluted	$(0.22)	$(0.77)	$0.16
Weighted average number of shares outstanding - basic and diluted	30,704,548	28,573,101	27,227,284

(i)	Diluted income per share does not include the effect of warrants and stock options as they are anti-dilutive.